Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Corporate debt [Abstract]
Total Non-Current	$ 415,168	$ 574,176
Total Current	268,905	68,907
Credit Facilities with Financial Entities [Member]
Corporate debt [Abstract]
Total Non-Current	415,168	320,783
Total Current	11,580	65,833
Notes and Bonds [Member]
Corporate debt [Abstract]
Total Non-Current	0	253,393
Total Current	$ 257,325	$ 3,074